INCOME TAXES - Disclosure of deferred taxes (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Income Tax [Line Items]
Deferred income tax asset	$ 936	$ 12,753
Deferred income tax liabilities	(1,506)	(1,077)
Mexico operations [Member] | Deferred tax derived from income tax [Member]
Disclosure Of Income Tax [Line Items]
Deferred income tax assets (liabilities), net	857	12,753
Mexico operations [Member] | Deferred tax derived from income tax [Member] | Tax loss carryforwards [Member]
Disclosure Of Income Tax [Line Items]
Deferred income tax asset	8,893	18,412
Mexico operations [Member] | Deferred tax derived from income tax [Member] | Working capital [Member]
Disclosure Of Income Tax [Line Items]
Deferred income tax asset	11,287	2,354
Mexico operations [Member] | Deferred tax derived from income tax [Member] | Inventories [Member]
Disclosure Of Income Tax [Line Items]
Deferred income tax liabilities	(7,146)	(1,875)
Mexico operations [Member] | Deferred tax derived from income tax [Member] | Mineral properties, plant and equipment [Member]
Disclosure Of Income Tax [Line Items]
Deferred income tax liabilities	(12,177)	(6,138)
Mexico operations [Member] | Deferred tax derived from special mining duty [Member]
Disclosure Of Income Tax [Line Items]
Deferred income tax assets (liabilities), net	(1,427)	(1,077)
Mexico operations [Member] | Deferred tax derived from special mining duty [Member] | Working capital [Member]
Disclosure Of Income Tax [Line Items]
Deferred income tax liabilities	(510)	(230)
Mexico operations [Member] | Deferred tax derived from special mining duty [Member] | Mineral properties, plant and equipment [Member]
Disclosure Of Income Tax [Line Items]
Deferred income tax liabilities	(1,937)	(624)
Mexico operations [Member] | Deferred tax derived from special mining duty [Member] | Other [Member]
Disclosure Of Income Tax [Line Items]
Deferred income tax liabilities	$ 0	$ (223)